Capital management	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Capital management

Note 28 Capital management

Regulatory capital and capital ratios
OSFI formally establishes risk-based capital and leverage minimums and Total Loss Absorbing Capacity (TLAC) ratios for deposit-taking institutions in Canada. We are required to calculate our capital ratios using the Basel III framework. Under Basel III, regulatory capital includes Common Equity Tier 1 (CET1), Tier 1 and Tier 2 capital. CET1 capital mainly consists of common shares, retained earnings and other components of equity. Regulatory adjustments under Basel III include deductions of goodwill and other intangibles, certain deferred tax assets, defined benefit pension fund assets, investments in banking, financial and insurance entities, the shortfall of provisions to expected losses, prudential valuation adjustments, prepaid portfolio insurance assets, non-payment and non-delivery of trades and equity investment in funds subject to the fall-back approach. Tier 1 capital comprises predominantly CET1 and Additional Tier 1 items including non-cumulative
preferred shares and LRCNs that meet certain criteria. Tier 2 capital includes subordinated debentures that meet certain criteria, certain loan loss allowances and non-controlling
interests in subsidiaries’ Tier 2 instruments. Total capital is the sum of Tier 1 and Tier 2 capital. TLAC available is defined as the sum of Total capital and external TLAC instruments. External TLAC instruments comprise predominantly senior bail-in
debt, which includes eligible senior unsecured debt with an original term to maturity of greater than 400 days and remaining term to maturity of greater than 365 days.
Regulatory capital ratios are calculated by dividing CET1, Tier 1, Total capital and TLAC available by risk-weighted assets. The leverage ratio is calculated by dividing Tier 1 capital by an exposure measure. The exposure measure consists of total assets (excluding items deducted from Tier 1 capital) and certain off-balance
sheet items converted into credit exposure equivalents. Adjustments are also made to derivatives
and secured financing transactions to reflect
credit
and other risks. The TLAC leverage ratio is calculated by dividing TLAC available by the leverage ratio exposure.
During 2025 and 2024, we complied with all applicable capital, leverage and TLAC requirements, including the domestic stability buffer, imposed by OSFI.

	As at

(Millions of Canadian dollars, except percentage amounts)	October 31 2025	October 31 2024
Capital (1)
CET1 capital	$98,748	$88,936
Tier 1 capital	110,393	97,952
Total capital	122,399	110,487
Risk-weighted assets (RWA) used in calculation of capital ratios (1)
Credit risk	$590,306	$548,809
Market risk	41,506	33,930
Operational risk	98,413	89,543
Total RWA	$730,225	$672,282
Capital ratios and Leverage ratio (1)
CET1 ratio	13.5%	13.2%
Tier 1 capital ratio	15.1%	14.6%
Total capital ratio	16.8%	16.4%
Leverage ratio	4.4%	4.2%
Leverage ratio exposure	$2,491,090	$2,344,228
TLAC available and ratios (2)
TLAC available	$230,385	$196,659
TLAC ratio	31.5%	29.3%
TLAC leverage ratio	9.2%	8.4%

(1)	Capital, RWA and capital ratios are calculated using OSFI’s Capital Adequacy Requirements (CAR) guideline and the Leverage ratio is calculated using OSFI’s Leverage Requirements (LR) guideline. Both the CAR guideline and LR guideline are based on the Basel III framework.
(2)	TLAC available and TLAC ratios are calculated using OSFI’s TLAC guideline. The TLAC standard is applied at the resolution entity level which for us is deemed to be Royal Bank of Canada and its subsidiaries. A resolution entity and its subsidiaries are collectively called a resolution group. The TLAC ratio and TLAC leverage ratio are calculated using TLAC available as a percentage of total RWA and leverage exposure, respectively.